Accounting Policies	9 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Accounting Policies
Accounting Policies

Basis of Presentation   The consolidated financial statements include the accounts of Great American Life Insurance Company and its subsidiaries (“GALIC” or the “Company”). GALIC is a direct wholly-owned subsidiary of Great American Financial Resources, Inc. (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

All significant intercompany balances and transactions have been eliminated. The results of operations of companies since their formation or acquisition are included in the consolidated financial statements. The financial statements also include costs paid on behalf of GALIC by GAFRI. These costs are recorded as expense in the period incurred and shown as an increase in capital surplus. Events or transactions occurring subsequent to the audited consolidated financial statements as of and for the year ended December 31, 2014, and prior to December 11, 2015, have been evaluated for potential recognition or disclosure herein.

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Unaudited Interim Consolidated Financial Information   The accompanying interim consolidated balance sheet as of September 30, 2015, and the consolidated statements of earnings, comprehensive income, and cash flows for the nine months ended September 30, 2015 and 2014 and the consolidated statement of changes in equity for the nine months ended September 30, 2015 and the related footnote disclosures are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with GAAP. In management’s opinion, the unaudited interim consolidated financial statements have been prepared on the same basis as the audited financial statements and include all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of our statement of financial position as of September 30, 2015 and our consolidated results of operations and our cash flows for the nine months ended September 30, 2015 and 2014. Events or transactions occurring subsequent to September 30, 2015, and prior to the filing of these unaudited interim consolidated financial statements, have been evaluated for potential recognition or disclosure herein. The results for the nine months ended September 30, 2015 are not necessarily indicative of the results expected for the full fiscal year.

Fair Value Measurements   Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect GALIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. GALIC did not have any significant nonrecurring fair value measurements of nonfinancial assets and liabilities in the first nine months ended September 30, 2015 or in 2014 or 2013.

Investments   Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income (“AOCI”) in GALIC’s Balance Sheet. Fixed maturity and equity securities classified as “trading” are reported at fair value with changes in unrealized holding gains or losses during the period included in net investment income. Mortgage and policy loans are carried primarily at the aggregate unpaid balance.

Premiums and discounts on fixed maturity securities are amortized using the interest method. Mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced. If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: (i) the amount related to credit losses (recorded in earnings) and (ii) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

Derivatives   Derivatives included in GALIC’s Balance Sheet are recorded at fair value. Changes in fair value of derivatives are included in earnings, unless the derivatives are designated and qualify as effective cash flow hedges. Derivatives that do not qualify for hedge accounting under GAAP consist primarily of (i) components of certain fixed maturity securities (primarily interest-only MBS) and (ii) the equity-based component of certain annuity products (included in annuity benefits accumulated) and related call options designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those annuity products.

To qualify for hedge accounting, at the inception of a derivative contract, GALIC formally documents the relationship between the terms of the hedge and the hedged items and its risk management objective. This documentation includes defining how hedge effectiveness and ineffectiveness will be measured on a retrospective and prospective basis. Changes in the fair value of derivatives that are designated and qualify as highly effective cash flow hedges are recorded in AOCI and are reclassified into earnings when the variability of the cash flows from the hedged items impact earnings. Any hedge ineffectiveness is immediately recorded in current period earnings. When the change in the fair value of a qualifying cash flow hedge is included in earnings, it is included in the same line item in the Consolidated Statement of Earnings as the cash flows from the hedged item. GALIC has interest rate swaps, which qualify as highly effective cash flow hedges, that are used to mitigate interest rate risk related to certain floating-rate securities included in GALIC’s portfolio of fixed maturity securities.

Funds Held as Collateral   GALIC receives collateral from its counterparties to support its purchased call option assets. The fair value of this collateral is recorded as an asset and the offsetting obligation to return the collateral is recorded as a liability.

Reinsurance   Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policies. A GALIC subsidiary cedes life insurance policies to a third party on a funds withheld basis whereby the subsidiary retains the assets (primarily securities) associated with the reinsurance contract. Interest is credited to the reinsurer based on the actual investment performance of the retained assets. This reinsurance contract is considered to contain an embedded derivative (that must be adjusted to fair value) because the yield on the payable is based on a specific block of the ceding company’s assets, rather than the overall creditworthiness of the ceding company. GALIC determined that changes in the fair value of the underlying portfolio of fixed maturity securities is an appropriate measure of the value of the embedded derivative. The securities related to this contract are classified as “trading.” The adjustment to fair value on the embedded derivative offsets the investment income recorded on the adjustment to fair value of the related trading portfolio.

In the third quarter of 2012, GAFRI sold its Medicare Supplement and other non-long-term care health insurance business to Cigna. As part of this agreement, GALIC reinsured all of the life and annuity business from the companies sold through a 100% coinsurance agreement.

Deferred Policy Acquisition Costs (“DPAC”)   Policy acquisition costs (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other life and annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC related to traditional life and health insurance is amortized over the expected premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. See “Life, Accident and Health Reserves” below for details on the impact of loss recognition on the accounting for traditional life and health insurance contracts.

DPAC includes the present value of future profits on business in force of annuity and life, accident and health insurance companies acquired (“PVFP”). PVFP represents the portion of the costs to acquire companies that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. PVFP is amortized with interest in relation to expected gross profits of the acquired policies for annuities and universal life products and in relation to the premium paying period for traditional life and health insurance products.

DPAC and certain other balance sheet amounts related to annuity and life businesses are also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. These adjustments are included in unrealized gains (losses) on marketable securities, a component of AOCI in GALIC’s Balance Sheet.

Annuity Benefits Accumulated   Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for charges are credited to annuity policy charges revenue.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liabilities for EDAR and guaranteed withdrawals are accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Reserves for traditional fixed annuities are generally recorded at the stated account value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of equity participation in the contract.

Annuity benefits accumulated also includes amounts advanced from the Federal Home Loan Bank of Cincinnati.

Unearned Revenue   Certain upfront policy charges on annuities are deferred as unearned revenue (included in other liabilities) and recognized in net earnings (included in policy charges and other income) using the same assumptions and estimated gross profits used to amortize DPAC.

Life, Accident and Health Reserves   Liabilities for future policy benefits under traditional life, accident and health policies are computed using the net level premium method. Computations are based on the original projections of investment yields, mortality, morbidity and surrenders and include provisions for unfavorable deviations unless a loss recognition event (premium deficiency) occurs. Claim reserves and liabilities established for accident and health claims are modified as necessary to reflect actual experience and developing trends.

For long-duration contracts (such as traditional life policies), loss recognition occurs when, based on current expectations as of the measurement date, existing contract liabilities plus the present value of future premiums (including reasonably expected rate increases) are not expected to cover the present value of future claims payments and related settlement and maintenance costs (excluding overhead) as well as unamortized acquisition costs. If a block of business is determined to be in loss recognition, a charge is recorded in earnings in an amount equal to the excess of the present value of expected future claims costs and unamortized acquisition costs over existing reserves plus the present value of expected future premiums (with no provision for adverse deviation). The charge is recorded first to reduce unamortized acquisition costs and then as an additional reserve (if unamortized acquisition costs have been reduced to zero).

In addition, reserves for traditional life policies are subject to adjustment for loss recognition charges that would have been recorded if the unrealized gains from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of AOCI in GALIC’s Balance Sheet.

Variable Annuity Assets and Liabilities   Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which the Company earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains all investment risk.

The Company’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

Premium Recognition   For traditional life, accident and health products, premiums are recognized as revenue when legally collectible from policyholders. For interest-sensitive life and universal life products, premiums are recorded in a policyholder account, which is reflected as a liability. Revenue is recognized as amounts are assessed against the policyholder account for mortality coverage and contract expenses.

Noncontrolling Interests   For Balance Sheet purposes, noncontrolling interests represents the interests of shareholders other than GALIC in consolidated entities. In the Statement of Earnings, net earnings and losses attributable to noncontrolling interests represents such shareholders’ interest in the earnings and losses of those entities.

Income Taxes   The Company and its subsidiaries have an intercompany tax allocation agreement with AFG. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized.

GALIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on GALIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

Benefit Plans   GALIC provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG and its subsidiaries make all contributions to the retirement fund portion of the plan and match a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

Statement of Cash Flows   For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments, borrowing money and repaying amounts borrowed. Annuity receipts, surrenders, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.